Summary of Condensed Financial Statements (Details) - CAD ($) $ / shares in Units, $ in Millions		3 Months Ended			9 Months Ended
		Jul. 31, 2021	Jun. 30, 2021	Jul. 31, 2020	Jul. 31, 2021	Jun. 30, 2021	Jul. 31, 2020	Oct. 31, 2020
Assets
Receivables from brokerage clients, net		$ 23,262			$ 23,262			$ 33,951
Other assets		17,035			17,035			18,856
Total assets		1,703,093		$ 1,697,305	1,703,093		$ 1,697,305	1,715,865
Liabilities
Bank deposits		25,638			25,638			28,969
Payables to brokerage clients		23,866			23,866			35,143
Other liabilities		26,297			26,297			30,476
Total liabilities		1,603,186			1,603,186			1,620,366
Stockholders’ equity		99,907			99,907			95,499
Total liabilities and equity		1,703,093			1,703,093			$ 1,715,865
Net Revenues
Net interest revenue	[1]	7,306		8,145	22,142		28,008
Total net revenues		10,712		10,665	31,752		31,802
Expenses Excluding Interest
Compensation and benefits		3,046		3,051	9,327		9,011
Taxes on income		922		445	2,711		1,354
Net income	[2]	3,545		2,248	10,517		6,752
Preferred stock dividends and other		56		68	186		203
Net income available to common shareholders		3,489		2,180	10,331		6,549
Other comprehensive income (loss)	[2]	1,506		(2,188)	(2,973)		3,058
Total comprehensive income (loss)	[2]	$ 5,051		$ 60	$ 7,544		$ 9,810
Earnings per common shares outstanding – basic (Canadian dollars)		$ 1.92		$ 1.21	$ 5.69		$ 3.63
Earnings per common shares outstanding – diluted (Canadian dollars)		$ 1.92		$ 1.21	$ 5.68		$ 3.62
Charles Schwab Corporation [member]
Assets
Receivables from brokerage clients, net			$ 102,609			$ 102,609
Available for sale securities			448,664			448,664
Other assets			165,513			165,513
Total assets			716,786			716,786
Liabilities
Bank deposits			459,913			459,913
Payables to brokerage clients			131,013			131,013
Other liabilities			54,185			54,185
Total liabilities			645,111			645,111
Stockholders’ equity			71,675			71,675
Total liabilities and equity			716,786			716,786
Net Revenues
Net interest revenue			2,391			7,168
Asset management and administration fees			1,286			3,859
Trading revenue and other			1,883			5,946
Total net revenues			5,560			16,973
Expenses Excluding Interest
Compensation and benefits			1,619			5,252
Other			1,830			5,205
Total expenses excluding interest			3,449			10,457
Income before taxes on income			2,111			6,516
Taxes on income			558			1,605
Net income			1,553			4,911
Preferred stock dividends and other			182			415
Net income available to common shareholders			1,371			4,496
Other comprehensive income (loss)			1,879			(4,221)
Total comprehensive income (loss)			$ 3,250			$ 275
Earnings per common shares outstanding – basic (Canadian dollars)			$ 0.73			$ 2.40
Earnings per common shares outstanding – diluted (Canadian dollars)			$ 0.72			$ 2.39

[1]	Includes $6,497 million and $19,682 million, for the three and nine months ended July 31, 2021, respectively (three and nine months ended July 31, 2020 – $7,141 million and $23,710 million, respectively) which have been calculated based on the effective interest rate method. Refer to Note 20.
[2]	The amounts are net of income tax provisions (recoveries) presented in the following table.